Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES
11.	ACCRUED EXPENSES

At March 31, 2021 and December 31, 2020 accrued expenses consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Current liabilities
Accrued compensation	$4,820	$3,210
Accrued bonuses	894	2,647
Accrued professional and service fees	4,785	1,626
Accrued Access Physicians - “Holdback cash consideration” – Note 4	1,000	-
Accrued other expenses	1,151	810
	$12,650	$8,293
Non-current liabilities
Other long-term liabilities – Deferred Social Security withholding taxes	560	560
Other long-term liabilities - Accrued other expenses	15	-
	$575	$560

12.	ACCRUED EXPENSES

At December 31, 2020 and 2019 accrued expenses consisted of the following (in thousands):

Current liabilities	2020	2019
Accrued compensation	$3,210	$2,473
Accrued bonuses	2,647	1,082
Accrued professional and service fees	1,626	2,228
Accrued other expenses	810	295
	$8,293	$6,078
Non-current liabilities
Other long term liabilities	560	-
	$560	$-